Details of Significant Accounts - Accounts receivable, additional information (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Details of Significant Accounts [Abstract]
Accounts receivable	$ 5,955	$ 7,567	$ 7,902
Maximum exposure to credit risk in respect of amount that best represents accounts receivable	5,955	$ 7,567
Trades receivables pledged to others	$ 0